INCOME TAXES (Details Narrative)	9 Months Ended
Sep. 30, 2014 USD ($)
Income Taxes Details Narrative
Valuation allowance	$ 216,000
Increase in valuation allownces	216,000
Net operating loss carryforward	$ 68,000
Expiry of operating loss carryforward	2034